SHARE-BASED PAYMENT - Summary of Restricted shares granted to employees and directors (Details) - Restricted Shares - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of options
Outstanding, Beginning balance	40,318,000	0	22,029,560
Granted	38,644,400	87,737,000	0
Forfeited	0	0	0
Exercised	(40,318,000)	(47,419,000)	(22,029,560)
Outstanding, Ending balance	38,644,400	40,318,000	0
Weighted average grant date fair value per share
Outstanding, Beginning balance	$ 0.03	$ 0	$ 0.42
Granted	0.03	0.02	0
Forfeited	0	0	0
Exercised	0.03	0.02	0.42
Outstanding, Ending balance	$ 0.03	$ 0.03	$ 0
Aggregated intrinsic value
Outstanding, Beginning Balance	$ 2,032	$ 0	$ 13,526
Granted	1,070	1,955	0
Forfeited	0	0	0
Exercised	1,201	754	348
Outstanding, Ending Balance	$ 974	$ 2,032	$ 0